Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2019

ADIF-QTLY-0919
1.804845.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
Australia - 1.4%
CSL Ltd.	84,215	$13,141
Magellan Financial Group Ltd.	281,791	11,834

TOTAL AUSTRALIA		24,975

Bailiwick of Jersey - 1.0%
Experian PLC	317,800	9,662
Ferguson PLC	114,946	8,616

TOTAL BAILIWICK OF JERSEY		18,278

Belgium - 0.9%
KBC Groep NV	238,380	15,379
Bermuda - 1.7%
Credicorp Ltd. (United States)	34,905	7,609
Hiscox Ltd.	342,900	7,089
IHS Markit Ltd. (a)	133,488	8,599
Marvell Technology Group Ltd.	279,500	7,340

TOTAL BERMUDA		30,637

Brazil - 0.8%
BM&F BOVESPA SA	432,300	4,779
Notre Dame Intermedica Participacoes SA	309,500	3,544
Rumo SA (a)	912,100	5,239

TOTAL BRAZIL		13,562

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	340,500	20,872
Cenovus Energy, Inc. (Canada)	572,800	5,325
Constellation Software, Inc.	8,300	7,897
Fairfax India Holdings Corp. (a)(b)	384,900	4,907
Franco-Nevada Corp.	53,200	4,623
Kirkland Lake Gold Ltd.	106,200	4,392
Suncor Energy, Inc.	122,800	3,524
Waste Connection, Inc. (Canada)	21,400	1,941

TOTAL CANADA		53,481

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	84,200	14,576
Anta Sports Products Ltd.	495,000	3,695
ENN Energy Holdings Ltd.	182,700	1,879
Hansoh Pharmaceutical Group Co. Ltd. (b)	300,000	806
Sea Ltd. ADR (a)(c)	51,900	1,822
Tencent Holdings Ltd.	219,700	10,236
Zai Lab Ltd. ADR (a)	69,154	2,221

TOTAL CAYMAN ISLANDS		35,235

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	52,276	7,333
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	665,000	7,838
Shanghai International Airport Co. Ltd. (A Shares)	396,472	4,736
Yantai Jereh Oilfield Services (A Shares)	236,023	908

TOTAL CHINA		20,815

Denmark - 1.9%
DSV de Sammensluttede Vognmaend A/S	135,000	12,908
Netcompany Group A/S (a)(b)	73,700	2,895
Novozymes A/S Series B	118,200	5,490
ORSTED A/S (b)	132,100	12,067

TOTAL DENMARK		33,360

France - 7.3%
Amundi SA (b)	133,558	9,226
Capgemini SA	124,800	15,922
Danone SA	145,900	12,654
Edenred SA	17,800	895
Essilor International SA	20,800	2,824
Kering SA	10,304	5,355
Legrand SA	75,500	5,337
LVMH Moet Hennessy Louis Vuitton SE	55,943	23,108
Pernod Ricard SA	30,900	5,441
Sanofi SA	224,655	18,721
SR Teleperformance SA	72,800	15,280
VINCI SA	159,500	16,407

TOTAL FRANCE		131,170

Germany - 9.7%
adidas AG	63,809	20,453
Allianz SE	74,500	17,285
Bayer AG	162,026	10,494
Deutsche Borse AG	103,800	14,410
Deutsche Post AG	319,026	10,422
Hannover Reuck SE	68,200	10,698
Linde PLC	105,738	20,338
Morphosys AG (a)	16,383	1,982
Morphosys AG sponsored ADR (a)	104,317	3,133
MTU Aero Engines Holdings AG	7,200	1,805
RWE AG	169,300	4,584
SAP SE	321,073	39,250
Symrise AG	105,700	9,787
Vonovia SE	186,100	9,118

TOTAL GERMANY		173,759

Hong Kong - 2.1%
AIA Group Ltd.	3,138,200	32,122
Techtronic Industries Co. Ltd.	689,500	5,128

TOTAL HONG KONG		37,250

India - 4.8%
Axis Bank Ltd.	847,458	8,260
Godrej Consumer Products Ltd.	55,048	477
HDFC Bank Ltd.	691,571	22,529
Housing Development Finance Corp. Ltd.	715,587	21,971
Infosys Ltd. sponsored ADR	255,600	2,893
Kotak Mahindra Bank Ltd.	337,640	7,423
LIC Housing Finance Ltd.	628,032	4,704
Reliance Industries Ltd.	1,004,908	16,918

TOTAL INDIA		85,175

Indonesia - 1.1%
PT Bank Central Asia Tbk	4,639,700	10,186
PT Bank Rakyat Indonesia Tbk	32,290,000	10,232

TOTAL INDONESIA		20,418

Ireland - 2.3%
CRH PLC	235,900	7,865
DCC PLC (United Kingdom)	30,400	2,574
Kerry Group PLC Class A	103,000	12,018
Kingspan Group PLC (Ireland)	222,481	10,910
Ryanair Holdings PLC sponsored ADR (a)	117,336	7,290

TOTAL IRELAND		40,657

Israel - 0.1%
Check Point Software Technologies Ltd. (a)	23,600	2,642
Italy - 1.2%
Enel SpA	645,800	4,418
FinecoBank SpA	272,500	2,713
Intesa Sanpaolo SpA	2,583,800	5,604
Moncler SpA	83,900	3,452
Recordati SpA	126,500	5,676

TOTAL ITALY		21,863

Japan - 17.2%
Bandai Namco Holdings, Inc.	86,500	4,691
Daikin Industries Ltd.	92,600	11,493
Hitachi High-Technologies Corp.	20,100	1,025
Hoya Corp.	368,300	28,454
Iriso Electronics Co. Ltd.	29,251	1,344
Itochu Corp.	468,500	8,921
Kao Corp.	171,600	12,524
Keyence Corp.	41,700	24,198
KH Neochem Co. Ltd.	95,600	2,393
Minebea Mitsumi, Inc.	1,059,900	18,090
Misumi Group, Inc.	220,800	5,021
Nabtesco Corp.	86,000	2,341
Nidec Corp.	38,800	5,248
Nitori Holdings Co. Ltd.	101,500	13,743
Oracle Corp. Japan	25,500	2,128
ORIX Corp.	1,368,800	19,647
PALTAC Corp.	55,100	2,715
Persol Holdings Co., Ltd.	355,900	8,692
Recruit Holdings Co. Ltd.	576,200	19,512
Renesas Electronics Corp. (a)	1,218,200	7,267
Shimadzu Corp.	116,199	2,818
Shin-Etsu Chemical Co. Ltd.	125,100	12,737
Shiseido Co. Ltd.	127,800	9,404
SMC Corp.	35,700	13,080
SoftBank Corp.	190,200	9,711
Sony Corp.	202,200	11,500
Suzuki Motor Corp.	200,800	7,853
Takeda Pharmaceutical Co. Ltd.	106,004	3,648
Tokyo Electron Ltd.	48,900	8,282
Tsubaki Nakashima Co. Ltd.	82,868	1,441
Tsuruha Holdings, Inc.	143,300	14,661
Welcia Holdings Co. Ltd.	145,906	6,813
Yahoo! Japan Corp.	1,833,400	5,370

TOTAL JAPAN		306,765

Korea (South) - 0.7%
LG Chemical Ltd.	15,283	4,305
SK Hynix, Inc.	121,740	7,761

TOTAL KOREA (SOUTH)		12,066

Luxembourg - 0.5%
B&M European Value Retail SA	2,163,595	9,735
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	420,700	2,118
Netherlands - 6.6%
Adyen BV (a)(b)	3,307	2,515
ASML Holding NV	136,400	30,391
Ferrari NV	23,900	3,854
Heineken NV (Bearer)	87,200	9,375
Interxion Holding N.V. (a)	31,069	2,339
Koninklijke Philips Electronics NV	290,900	13,646
NXP Semiconductors NV	123,500	12,769
Unilever NV	462,100	26,785
Wolters Kluwer NV	218,900	15,887

TOTAL NETHERLANDS		117,561

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	740,245	6,242
Norway - 1.3%
Adevinta ASA:
Class A (a)	362,200	4,065
Class B	180,300	2,005
Equinor ASA	490,500	8,800
Schibsted ASA (A Shares)	290,600	7,855

TOTAL NORWAY		22,725

South Africa - 0.2%
Capitec Bank Holdings Ltd.	52,900	4,330
Spain - 0.4%
Amadeus IT Holding SA Class A	32,900	2,599
Cellnex Telecom SA (b)	98,200	3,684
Masmovil Ibercom SA (a)	27,450	623

TOTAL SPAIN		6,906

Sweden - 2.2%
ASSA ABLOY AB (B Shares)	557,800	12,794
Coor Service Management Holding AB (b)	266,800	2,256
Hexagon AB (B Shares)	100,700	4,899
Indutrade AB	163,800	4,652
Svenska Handelsbanken AB (A Shares)	326,500	2,938
Swedbank AB (A Shares)	233,500	3,180
Telefonaktiebolaget LM Ericsson (B Shares)	1,027,700	8,992

TOTAL SWEDEN		39,711

Switzerland - 6.0%
Alcon, Inc. (a)	234,952	13,702
Compagnie Financiere Richemont SA Series A	20,880	1,789
Julius Baer Group Ltd.	168,480	7,200
Lonza Group AG	29,786	10,222
Medacta Group SA (b)	23,600	2,064
Roche Holding AG (participation certificate)	138,597	37,098
Sika AG	122,460	17,731
Sonova Holding AG Class B	30,033	6,930
Swiss Re Ltd.	107,050	10,393

TOTAL SWITZERLAND		107,129

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	332,200	14,162
United Kingdom - 12.0%
Admiral Group PLC	91,600	2,414
Aon PLC	46,200	8,743
Ascential PLC (b)	730,277	3,536
AstraZeneca PLC (United Kingdom)	336,879	29,104
Beazley PLC	648,700	4,548
Big Yellow Group PLC	201,900	2,428
BP PLC sponsored ADR	415,600	16,516
Bunzl PLC	272,200	7,117
Coca-Cola European Partners PLC	133,500	7,380
Compass Group PLC	524,692	13,275
InterContinental Hotel Group PLC	112,053	7,785
Lloyds Banking Group PLC	16,969,100	10,977
London Stock Exchange Group PLC	223,200	17,985
Network International Holdings PLC (b)	440,800	3,286
Ocado Group PLC (a)	98,100	1,486
Prudential PLC	1,095,894	22,547
RELX PLC (Euronext N.V.)	697,647	16,573
Rentokil Initial PLC	1,427,000	7,549
Rio Tinto PLC	127,500	7,200
Smith & Nephew PLC	505,600	11,446
Standard Chartered PLC (United Kingdom)	998,688	8,220
Tesco PLC	1,793,372	4,858

TOTAL UNITED KINGDOM		214,973

United States of America - 6.8%
Alphabet, Inc. Class C (a)	8,049	9,793
Amgen, Inc.	30,500	5,691
Becton, Dickinson & Co.	30,900	7,812
Boston Scientific Corp. (a)	226,400	9,613
Citigroup, Inc.	108,600	7,728
Coty, Inc. Class A	498,900	5,443
IQVIA Holdings, Inc. (a)	61,800	9,837
Marsh & McLennan Companies, Inc.	88,800	8,773
MasterCard, Inc. Class A	77,700	21,155
Microsoft Corp.	90,000	12,264
QIAGEN NV (a)	45,927	1,732
Visa, Inc. Class A	117,900	20,986

TOTAL UNITED STATES OF AMERICA		120,827

TOTAL COMMON STOCKS
(Cost $1,307,918)		1,743,906

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.43% (d)	40,159,999	40,168
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	1,125,351	1,125
TOTAL MONEY MARKET FUNDS
(Cost $41,292)		41,293
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,349,210)		1,785,199
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,931
NET ASSETS - 100%		$1,787,130

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,242,000 or 2.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,321
Fidelity Securities Lending Cash Central Fund	91
Total	$1,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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